SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

As described in Note 1, the Company completed the Business Combination on February 10, 2021.

On April 1, 2021, the Company entered into an Aircraft Purchase Agreement (the “APA”) with an unaffiliated, private, third-party seller (“Seller”). Pursuant to the APA, Seller agreed to sell, transfer and deliver to the Company, and the Company agreed to purchase, one used aircraft together with all engines, auxiliary power units, parts, items of equipment, instruments, components and accessories installed therein or thereon (the “Aircraft”), along with certain other assets related to the Aircraft as set forth in the APA. The APA provides for an aggregate purchase price for the Aircraft of $12 million, which includes a generally non-refundable deposit of $500,000, and the balance of the purchase price to be paid in full at the closing of the sale of the Aircraft. The Company will also bear the costs of inspecting and testing the Aircraft prior to closing. In addition, the APA includes customary events of default. In the event of a Seller default under the APA, the Company will generally be entitled to recover its deposit and liquidated damages of $250,000. In the event of a Company default under the APA, Seller will be entitled to retain the Company’s deposit as liquidated damages.

In April 2021, Chardan partially exercised the unit purchase option, on a cashless basis, with respect to 247,500 Units for the issuance of 167,252 shares of common stock of the Company, in accordance with the cashless exercise provisions of the unit purchase option.